Employee benefits (Details 9) - Overfunded Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 28	$ 14
Equity securities	69	261
International investments	106	245
Real estate	212	235
Loans to participants	142	162
Other	924	187
Total	6,039	7,835
Funds not related to risk plans	(1,723)	(2,178)
Fair value of plan assets at end of year	4,316	5,657
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt securities	196	396
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	2,800	4,175
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investments funds	1,123	1,553
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds	376	484
Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured investments - Private Equity funds	63	123
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Equity securities	69	261
International investments	55	59
Total	4,144	6,008
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	2,521	3,814
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investments funds	1,123	1,391
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds	376	483
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	28	14
International investments		186
Total	523	1,171
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt securities	196	396
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	279	361
Level 2 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investments funds		162
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds		1
Level 2 of fair value hierarchy [member] | Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured investments - Private Equity funds	20	51
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
International investments	51
Real estate	212	235
Loans to participants	142	162
Other	924	187
Total	1,372	656
Level 3 of fair value hierarchy [member] | Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured investments - Private Equity funds	$ 43	$ 72